CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value	Outstanding shares, Inflation adjustment	Contributed Surplus	Legal	Special reserve for IFRS implementation	Voluntary reserve for capital investments	Facultative [1]	Other comprehensive results	Retained earnings	Equity attributable to non-controlling interest NaperVille	Equity attributable to non-controlling interest Credipay	Equity attributable to non-controlling interest	NaperVille	Credipay	Total
Balances as of at Dec. 31, 2023		$ 5,757,819	$ 2,154	$ 2,281,597	$ 3,354,448	$ 135,501	$ 49,683		$ 757,419	$ (138,460)	$ (684,523)			$ 205,972			$ 5,963,791
Absorption of negative Retained earnings					(205,624)				(478,899)		684,523
Dividends to non-controlling shareholders														(12,720)			(12,720)
Subsidiary acquisition												$ 1,490	$ 785		$ 1,490	$ 785
Transaction non-controlling interest		32,552								32,552				2,228			34,780
Comprehensive income:
Net income (loss) for the period		1,236,724									1,236,724			17,489			1,254,213
Other comprehensive income (loss)		(191,556)								(191,556)				(80,613)			(272,169)
Total comprehensive income (loss) for the period		1,045,168								(191,556)	1,236,724			(63,124)			982,044
Balances as of at Sep. 30, 2024		6,770,435	2,154	2,281,597	3,148,824	135,501	49,683		278,520	(362,568)	1,236,724			130,175			6,900,610
Balances as of at Dec. 31, 2024		6,616,647	2,154	2,281,597	3,148,824	135,501	49,683		133,558	(369,456)	1,234,786			133,893			6,750,540
Absorption of negative Retained earnings					(110,451)	60,069		$ 1,174,717	1,285,168		(1,234,786)
Dividends to non-controlling shareholders														(11,967)			(11,967)
Transaction non-controlling interest	[2]	(51,285)								(51,285)				51,285
Comprehensive income:
Net income (loss) for the period		(289,156)									(289,156)			16,613			(272,543)
Other comprehensive income (loss)		57,955								57,955				14,340			72,295
Total comprehensive income (loss) for the period		(231,201)								57,955	(289,156)			30,953			(200,248)
Balances as of at Sep. 30, 2025		$ 6,436,731	$ 2,154	$ 2,281,597	$ 3,038,373	$ 195,570	$ 49,683		$ 1,418,726	$ (260,216)	$ (289,156)			$ 101,594			$ 6,538,325

[1]	Correspond to the Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level.
[2]	This operation represents a transaction between controlling and non-controlling stockholders related to the acquisition of 100% Adesol’s special purpose entities. See Note 1.a).